Schedule of Income Tax Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	6.20%	6.90%
Nondeductible permanent items	(0.10%)	(0.20%)
Deferred tax rate change
Research and development credit	0.30%	1.20%
Change in valuation allowance	(27.40%)	(28.90%)
Income tax provision	0.00%	0.00%